Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 735,000	$ 2,473,000	$ 190,000	$ 3,398,000
Mid-Continent oil and natural gas operations
Total	$ 735,000	$ 2,473,000	$ 190,000	$ 3,398,000